RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Gross derivative instruments presented on the balance sheet	502	507
Gross derivative instruments presented on the balance sheet	(1,160)	(612)
Net Investment Hedging | Cross Currency, InterestRate Contract and Foreign Exchange Forward
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(459)	(212)
Net Investment Hedging | Cross Currency, InterestRate Contract and Foreign Exchange Forward | Other Current Assets
Derivatives, Fair Value [Line Items]
Gross derivative instruments presented on the balance sheet	5	5
Net Investment Hedging | Cross Currency, InterestRate Contract and Foreign Exchange Forward | Other Noncurrent Assets
Derivatives, Fair Value [Line Items]
Gross derivative instruments presented on the balance sheet	1	0
Net Investment Hedging | Cross Currency, InterestRate Contract and Foreign Exchange Forward | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Gross derivative instruments presented on the balance sheet	(155)	(50)
Net Investment Hedging | Cross Currency, InterestRate Contract and Foreign Exchange Forward | Other Noncurrent Liabilities
Derivatives, Fair Value [Line Items]
Gross derivative instruments presented on the balance sheet	(310)	(167)